Repurchases and Issuance of Units	12 Months Ended
Dec. 31, 2023
Repurchases And Issuance Of Units
Repurchases and Issuance of Units

NOTE 13 – REPURCHASES AND ISSUANCE OF UNITS

In July 2022, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $100,000 of the Company’s common units. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and financial and other considerations, including working capital and planned or anticipated growth opportunities. As of December 31, 2023, no repurchases of common units has been made. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically.

On May 21, 2021, Navios Partners entered into a Continuous Offering Program Sales Agreement (“$110.0m Sales Agreement”) for the issuance and sale from time to time through its agent common units having an aggregate offering price of up to $110,000. As of December 31, 2021, since the commencement of the $110.0m Sales Agreement, Navios Partners had issued 3,963,249 units and received net proceeds of $103,691. Pursuant to the issuance of the common units, Navios Partners issued 80,883 general partnership units to its General Partner in order to maintain its 2.0% ownership interest. As of December 31, 2021, the net proceeds from the issuance of the general partnership units were approximately $2,172. No additional sales were made subsequent to December 31, 2021 or will be made under this program.

On April 9, 2021, Navios Partners entered into a Continuous Offering Program Sales Agreement (“$75.0m Sales Agreement”) for the issuance and sale from time to time through its agent of common units having an aggregate offering price of up to $75,000. As of December 31, 2021, since the commencement of the $75.0m Sales Agreement, Navios Partners had issued 2,437,624 units and received net proceeds of $73,117. Pursuant to the issuance of the common units, Navios Partners issued 49,747 general partnership units to its General Partner in order to maintain its 2.0% ownership interest. As of December 31, 2021, the net proceeds from the issuance of the general partnership units were approximately $1,530. No additional sales were made subsequent to December 31, 2021 or will be made under this program.

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement for the issuance and sale from time to time through its agent of common units having an aggregate offering price of up to $25,000. An amended Sales Agreement was entered into on August 3, 2020. As of December 31, 2021, since the date of the amended Sales Agreement, Navios Partners had issued 1,286,857 units and received net proceeds of $23,918. Pursuant to the issuance of the common units, Navios Partners issued 26,265 general partnership units to its general partner in order to maintain its 2.0% ownership interest. As of December 31, 2021, the net proceeds from the issuance of the general partnership units were $501. No additional sales were made subsequent to December 31, 2021 or will be made under this program.

Pursuant to the terms of the NMCI Merger Agreement, each outstanding common unit of Navios Containers that was held by a unitholder other than Navios Partners, Navios Containers and their respective subsidiaries was converted into the right to receive 0.39 of a common unit of Navios Partners. As a result of the NMCI Merger, 8,133,452 common units of Navios Partners were issued to former public unitholders of Navios Containers. Pursuant to the issuance of the common units, Navios Partners issued 165,989 general partnership units, resulting in net proceeds of $3,911 (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

Pursuant to the terms of the Navios Acquisition’s merger agreement, each outstanding share of common stock of Navios Acquisition that was held by a stockholder other than Navios Partners, was converted into the right to receive 0.1275 of a common unit of Navios Partners. As a result of the NNA Merger, 3,388,226 common units of Navios Partners were issued to former public stockholders of Navios Acquisition. Pursuant to the issuance of the common units, Navios Partners issued 69,147 general partnership units, resulting in net proceeds of $1,893 (see Note 3 – Acquisition of Navios Containers and Navios Acquisition).

In December 2019, Navios Partners authorized the granting of 4,000 restricted common units, which were issued on December 18, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The effect of compensation expense arising from the restricted common units described above amounted to $4, $10, and $18 for the years ended December 31, 2023, 2022 and 2021, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the years ended December 31, 2023, 2022 and 2021.

In February 2019, Navios Partners authorized the granting of 25,396 restricted common units, which were issued on February 1, 2019, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Navios Partners also issued 518 general partnership units to its general partner for net proceeds of $8. The effect of compensation expense arising from the restricted common units described above for the years ended December 31, 2023, 2022 and 2021, amounted to $0, $23, and to $63, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2023. During the year ended December 31, 2022, the Company forfeited 12,699 unvested restricted common units and cancelled 259 general partnership units. There were no restricted common units exercised, forfeited or expired during the year ended December 31, 2021.

In December 2018, Navios Partners authorized the granting of 97,633 restricted common units, which were issued on December 24, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. Navios Partners also issued 1,993 general partnership units to its general partner for net proceeds of $27. The effect of compensation expense arising from the restricted common units described above amounted to $0, $79, and $187 for the years ended December 31, 2023, 2022 and 2021 respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2023, 2022 and 2021.

In December 2017, Navios Partners authorized the granting of 91,336 restricted common units, which were issued on January 11, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 1,864 general partnership units to its general partner for net proceeds of $64. The effect of compensation expense arising from the restricted common units described above amounted to $0, $0 and $186 for the years ended December 31, 2023, 2022 and 2021, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2023, 2022 and 2021.

Following the NNA Merger, Navios Partners assumed the following granted restricted common units:

In December 2018, Navios Acquisition authorized and issued in the aggregate 129,269 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the NNA Merger. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Upon the NNA Merger, the unvested restricted common units were 8,116 after exchange on a 1 to 0.1275 basis. The effect of compensation expense arising from the restricted common units described above amounted to $0, $42 and $32 for the years ended December 31, 2023, 2022 and 2021, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2023, 2022 and 2021.

In December 2017, Navios Acquisition authorized and issued in the aggregate 118,328 restricted shares of common stock to its directors and officers. These awards of restricted common stock are based on service conditions only and vest over four years. The fair value of restricted common units was determined by reference to the quoted stock price on the date of grant or the date that the grants were exchanged upon completion of the NNA Merger. Compensation expense, net of estimated forfeitures, is recognized based on a graded expense model over the vesting period. Upon the NNA Merger, the unvested restricted common units were 3,727 after exchange on a 1 to 0.1275 basis. The effect of compensation expense arising from the restricted common units described above amounted to $0, $0 and $37 for the years ended December 31, 2023, 2022 and 2021, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2023, 2022 and 2021.

As of December 31, 2023, the estimated compensation cost related to service conditions of non-vested restricted common units granted in 2019 not yet recognized was $0.

As of December 31, 2023 and December 31, 2022, there were 0 and 1,001, respectively, restricted common units outstanding that remained unvested.

Common unitholders have limited voting rights and the Company’s partnership agreement restricts the voting rights of common unitholders owning more than 4.9% of the Company’s common units.